Cover	Jun. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2026
Entity File Number	001-42436
Entity Registrant Name	Mountain Lake Acquisition Corp.
Entity Central Index Key	0002029492
Entity Tax Identification Number	98-1796213
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	930 Tahoe Blvd STE 802
Entity Address, Address Line Two	PMB 45
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	775
Local Phone Number	204 1489
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false